Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

September 30, 2023

Shares		Value
Common Stocks– 98.8%
Aerospace & Defense – 3.1%
Airbus SE	55,378	$7,407,585
BAE Systems PLC	875,615	10,627,221
General Dynamics Corp	18,604	4,110,926
		22,145,732
Air Freight & Logistics – 1.2%
United Parcel Service Inc	53,311	8,309,586
Airlines – 0.4%
Ryanair Holdings PLC (ADR)*	32,520	3,161,269
Automobiles – 0.3%
Tesla Inc*	8,763	2,192,678
Banks – 5.8%
Bank of America Corp	205,457	5,625,413
BNP Paribas SA	114,595	7,294,452
HDFC Bank Ltd	200,203	3,666,472
JPMorgan Chase & Co	91,304	13,240,906
Natwest Group PLC	1,971,172	5,639,285
UniCredit SpA	264,484	6,328,042
		41,794,570
Beverages – 4.0%
Constellation Brands Inc - Class A	47,097	11,836,889
Monster Beverage Corp	136,319	7,218,091
Pernod Ricard SA	59,552	9,911,715
		28,966,695
Biotechnology – 2.0%
Amgen Inc	5,927	1,592,941
Argenx SE (ADR)*	3,214	1,580,099
Ascendis Pharma A/S (ADR)*	14,714	1,377,819
Madrigal Pharmaceuticals Inc*	9,411	1,374,382
Sarepta Therapeutics Inc*	27,528	3,336,944
Vertex Pharmaceuticals Inc*	15,068	5,239,746
		14,501,931
Capital Markets – 2.9%
Ares Management Corp - Class A	4,470	459,829
Blackstone Group Inc	47,048	5,040,723
Charles Schwab Corp	108,014	5,929,969
LPL Financial Holdings Inc	20,995	4,989,462
Morgan Stanley	55,758	4,553,756
		20,973,739
Chemicals – 2.9%
Linde PLC	38,555	14,355,954
Sherwin-Williams Co	25,961	6,621,353
		20,977,307
Consumer Finance – 1.0%
Capital One Financial Corp	50,240	4,875,792
OneMain Holdings Inc	59,115	2,369,920
		7,245,712
Diversified Financial Services – 4.3%
Apollo Global Management Inc	59,359	5,328,064
Global Payments Inc	30,737	3,546,742
Mastercard Inc	30,003	11,878,488
Visa Inc	45,435	10,450,504
		31,203,798
Electric Utilities – 0.2%
NextEra Energy Inc	19,178	1,098,708
Electronic Equipment, Instruments & Components – 0.7%
Hexagon AB - Class B	618,767	5,267,989
Entertainment – 2.0%
Liberty Media Corp-Liberty Formula One - Class C*	4,675	150,068
Liberty Media Corp-Liberty Formula One - Series C*	117,892	7,344,672
Netflix Inc*	11,573	4,369,965
Nexon Co Ltd	153,000	2,716,536
		14,581,241
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	37,148	3,597,784
Boston Scientific Corp*	108,478	5,727,638
Edwards Lifesciences Corp*	39,443	2,732,611
Stryker Corp	9,353	2,555,894
		14,613,927

Shares		Value
Common Stocks– (continued)
Health Care Providers & Services – 1.6%
HCA Healthcare Inc	14,619	$3,595,982
UnitedHealth Group Inc	15,470	7,799,819
		11,395,801
Hotels, Restaurants & Leisure – 3.2%
Booking Holdings Inc*	2,465	7,601,937
Entain PLC	357,697	4,070,670
McDonald's Corp	42,208	11,119,276
		22,791,883
Independent Power and Renewable Electricity Producers – 1.7%
RWE AG	49,443	1,837,134
Vistra Energy Corp	321,002	10,650,846
		12,487,980
Insurance – 3.0%
AIA Group Ltd	448,200	3,625,635
Aon PLC - Class A	12,811	4,153,582
Beazley PLC	363,991	2,447,666
Intact Financial Corp	13,333	1,944,040
Progressive Corp/The	69,422	9,670,485
		21,841,408
Interactive Media & Services – 5.0%
Alphabet Inc - Class C*	165,247	21,787,817
Meta Platforms Inc - Class A*	48,189	14,466,820
		36,254,637
Life Sciences Tools & Services – 1.2%
Danaher Corp	14,618	3,626,726
Thermo Fisher Scientific Inc	9,991	5,057,144
		8,683,870
Machinery – 3.3%
Atlas Copco AB - Class A	624,130	8,364,734
Deere & Co	19,571	7,385,704
Parker-Hannifin Corp	21,654	8,434,666
		24,185,104
Metals & Mining – 2.4%
Freeport-McMoRan Inc	117,588	4,384,857
Rio Tinto PLC	56,227	3,531,437
Teck Resources Ltd	212,646	9,153,439
		17,069,733
Multiline Retail – 2.8%
Amazon.com Inc*	139,443	17,725,994
JD.Com Inc - Class A	197,309	2,867,955
		20,593,949
Oil, Gas & Consumable Fuels – 6.7%
Canadian Natural Resources Ltd	128,603	8,317,861
Cheniere Energy Inc	18,831	3,125,193
ConocoPhillips	66,163	7,926,327
EOG Resources Inc	47,274	5,992,452
Marathon Petroleum Corp	67,450	10,207,883
Suncor Energy Inc	149,247	5,133,147
TC Energy Corp	140,565	4,834,542
TotalEnergies SE	49,288	3,243,067
		48,780,472
Personal Products – 1.9%
Unilever PLC	276,955	13,708,904
Pharmaceuticals – 6.1%
AstraZeneca PLC	49,882	6,711,854
Catalent Inc*	28,652	1,304,526
Eli Lilly & Co	7,552	4,056,406
Merck & Co Inc	71,854	7,397,369
Novartis AG	53,558	5,466,762
Novo Nordisk A/S - Class B	69,880	6,357,819
Organon & Co	58,696	1,018,963
Roche Holding AG	16,761	4,573,066
Sanofi	43,945	4,714,747
Zoetis Inc	12,622	2,195,976
		43,797,488
Road & Rail – 0.5%
Uber Technologies Inc*	81,425	3,744,736
Semiconductor & Semiconductor Equipment – 7.4%
Advanced Micro Devices Inc*	40,187	4,132,027
ASML Holding NV	16,303	9,572,444
Broadcom Inc	4,402	3,656,213
Lam Research Corp	6,815	4,271,438
Marvell Technology Inc	46,954	2,541,620

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
NVIDIA Corp	42,864	$18,645,411
Taiwan Semiconductor Manufacturing Co Ltd	466,000	7,563,345
Texas Instruments Inc	18,272	2,905,431
		53,287,929
Software – 9.0%
Adobe Inc*	9,585	4,887,392
Atlassian Corp - Class A*	7,155	1,441,804
Constellation Software Inc/Canada	1,355	2,797,669
Microsoft Corp	118,631	37,457,738
Palo Alto Networks Inc*	16,402	3,845,285
ServiceNow Inc*	3,789	2,117,899
Synopsys Inc*	16,355	7,506,454
Workday Inc - Class A*	23,152	4,974,207
		65,028,448
Specialty Retail – 1.2%
O'Reilly Automotive Inc*	9,666	8,785,041
Technology Hardware, Storage & Peripherals – 4.4%
Apple Inc	186,388	31,911,490
Textiles, Apparel & Luxury Goods – 1.1%
LVMH Moet Hennessy Louis Vuitton SE	7,001	5,281,016
Moncler SpA	40,699	2,362,071
		7,643,087
Trading Companies & Distributors – 2.0%
Ferguson PLC	86,493	14,219,324
Wireless Telecommunication Services – 1.5%
T-Mobile US Inc*	79,658	11,156,103
Total Common Stocks (cost $493,917,963)		714,402,269
Preferred Stocks– 0.7%
Automobiles – 0.7%
Dr Ing hc F Porsche AG (144A)((cost $4,153,877)	51,711	4,862,839
Private Placements– 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§((cost $2,347,416)	3,231,470	188,355
Warrants– 0%
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*((cost $0)	1,355	0
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $820,046)	819,882	820,128
Total Investments (total cost $501,239,302) – 99.6%		720,273,591
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		3,011,794
Net Assets – 100%		$723,285,385

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$521,762,889	72.4%
France	37,852,582	5.3
United Kingdom	33,028,133	4.6
Canada	32,180,698	4.5
Netherlands	23,281,348	3.2
Sweden	13,632,723	1.9
Switzerland	10,039,828	1.4
Italy	8,690,113	1.2
Denmark	7,735,638	1.1
Taiwan	7,563,345	1.1
Germany	6,699,973	0.9
India	3,854,827	0.5
Hong Kong	3,625,635	0.5
Ireland	3,161,269	0.4
China	2,867,955	0.4
Japan	2,716,536	0.4
Belgium	1,580,099	0.2

Total	$720,273,591	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$12,534	$(36)	$82	$820,128
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	3,270∆	-	-	-
Total Affiliated Investments - 0.1%	$15,804	$(36)	$82	$820,128

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	558,126	20,637,458	(20,375,502)	820,128
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	-	21,202,310	(21,202,310)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2023 is $4,862,839, which represents 0.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2023 is $188,355, which represents 0.0% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of September 30, 2023)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$2,347,416	$188,355	0.0%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$4,110,926	$18,034,806	$-
Banks	18,866,319	22,928,251	-
Beverages	19,054,980	9,911,715	-
Electronic Equipment, Instruments & Components	-	5,267,989	-
Entertainment	11,864,705	2,716,536	-
Hotels, Restaurants & Leisure	18,721,213	4,070,670	-
Independent Power and Renewable Electricity Producers	10,650,846	1,837,134	-
Insurance	15,768,107	6,073,301	-
Machinery	15,820,370	8,364,734	-
Metals & Mining	13,538,296	3,531,437	-
Multiline Retail	17,725,994	2,867,955	-
Oil, Gas & Consumable Fuels	45,537,405	3,243,067	-
Personal Products	-	13,708,904	-
Pharmaceuticals	15,973,240	27,824,248	-
Semiconductor & Semiconductor Equipment	36,152,140	17,135,789	-
Textiles, Apparel & Luxury Goods	-	7,643,087	-
Trading Companies & Distributors	-	14,219,324	-
All Other	301,238,781	-	-
Preferred Stocks	-	4,862,839	-
Private Placements	-	-	188,355
Warrants	-	0	-
Investment Companies	-	820,128	-
Total Assets	$545,023,322	$175,061,914	$188,355

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2023.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70309 11-23